Segmented Information (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Schedule of Operating Segments
The Company’s reportable operating segments, which are the components of the Company’s business where discrete financial information is available and which are evaluated on a regular basis by the Company’s Chief Executive Officer (“CEO”), who is the Company’s chief operating decision maker, for the purpose of assessing performance, are summarized in the tables below:

Year Ended December 31, 2020
	Sales	Cost of Sales	Depletion	Net Earnings	Cash Flow From Operations	Total Assets
(in thousands)

Gold

Salobo 4	$450,166	$104,545	$95,913	$249,708	$345,621	$2,509,344

Sudbury 1, 4	49,791	11,085	23,027	15,679	38,609	321,016

Constancia	25,556	5,812	4,837	14,907	19,744	105,569

San Dimas	68,519	23,541	12,165	32,813	44,978	182,202

Stillwater	22,353	4,003	5,684	12,666	18,351	224,310

Other 2, 4	36,442	8,443	5,642	22,357	28,007	7,526

Total gold interests	$652,827	$157,429	$147,268	$348,130	$495,310	$3,349,967

Silver

Peñasquito 4	$150,720	$31,704	$24,130	$94,886	$119,016	$350,572

Antamina 4	102,241	20,053	41,876	40,312	82,188	626,934

Constancia	31,285	8,745	11,143	11,397	22,541	217,044

Other 3, 4	115,379	41,027	10,892	63,460	74,159	474,975

Total silver interests	$399,625	$101,529	$88,041	$210,055	$297,904	$1,669,525

Palladium

Stillwater	$43,772	$7,805	$8,580	$27,387	$35,967	$241,389

Cobalt

Voisey’s Bay 4	$-	$-	$-	$-	$-	$227,510

Total mineral stream interests	$1,096,224	$266,763	$243,889	$585,572	$829,181	$5,488,391

Other

General and administrative				$(65,698)	$(46,914)

Finance costs				(16,715)	(17,551)

Other				2,170	677

Income tax				2,475	49

Total other				$(77,768)	$(63,739)	$468,881

Consolidated				$507,804	$765,442	$5,957,272

1)	Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests as well as the non-operating Stobie and Victor gold interests.
2)
Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests are comprised of the operating 777 and Minto gold interests, the non-operating
Rosemont gold interest and the newly acquired Marmato gold interest.

3)
Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests are comprised of the operating Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Neves-Corvo, Aljustrel, Minto, Keno Hill and 777 silver interests, the non-operating
Loma de La Plata, Pascua-Lama and Rosemont silver interests and the newly acquired Marmato and Cozamin silver interests.

4)	As it relates to mine operator concentration risk:
a.
The counterparty obligations under the Salobo, Sudbury and Voisey’s Bay PMPAs are guaranteed by the parent company Vale. Total revenues relative to Vale during the year ended December 31, 2020 were 46% of the Company’s total revenue.

b.
The counterparty obligations under the Antamina PMPA and the Yauliyacu PMPA (which is included as part of Other silver interests) are guaranteed by the parent company Glencore plc (“Glencore”) and its subsidiary. Total revenues relative to Glencore during the year ended December 31, 2020 were 12% of the Company’s total revenue.

c.
The counterparty obligations under the Peñasquito PMPA are guaranteed by the parent company Newmont Corporation (“Newmont”). Total revenues relative to Newmont during the year ended December 31, 2020 were 14% of the Company’s total revenue.

Should any of these mine operators become unable or unwilling to fulfill their obligations under their agreements with the Company, there could be a material adverse impact on the Company including, but not limited to, the Company’s revenue, net income and cash flows from operations.

Year Ended December 31, 2019
	Sales	Cost of Sales	Depletion	Gross Margin	Impairment Charges 1	Net Earnings (Loss)	Cash Flow From Operations	Total Assets
(in thousands)

Gold

Salobo 5	$365,448	$106,282	$100,803	$158,363	$-	$158,363	$259,166	$2,605,257

Sudbury 2, 5	38,234	10,946	22,420	4,868	-	4,868	27,385	344,043

Constancia 5	27,613	7,945	7,141	12,527	-	12,527	19,668	110,406

San Dimas	62,528	26,994	13,828	21,706	-	21,706	35,534	194,367

Stillwater	17,303	3,094	6,433	7,776	-	7,776	14,209	229,994

Other 3, 5	29,919	8,736	8,191	12,992	-	12,992	21,561	13,168

Total gold interests	$541,045	$163,997	$158,816	$218,232	$-	$218,232	$377,523	$3,497,235

Silver

Peñasquito	$74,578	$19,267	$14,020	$41,291	$-	$41,291	$55,310	$374,702

Antamina 5	76,328	15,322	41,267	19,739	-	19,739	61,007	668,810

Constancia 5	38,895	14,258	18,044	6,593	-	6,593	24,637	228,187

Other 4, 5	98,600	40,059	14,960	43,581	-	43,581	55,509	487,693

Total silver interests	$288,401	$88,906	$88,291	$111,204	$-	$111,204	$196,463	$1,759,392

Palladium

Stillwater	$31,886	$5,656	$9,719	$16,511	$-	$16,511	$26,230	$249,969

Cobalt

Voisey’s Bay 5	$-	$-	$-	$-	$165,912	$(165,912)	$-	$227,510

Total mineral stream interests	$861,332	$258,559	$256,826	$345,947	$165,912	$180,035	$600,216	$5,734,106

Other

General and administrative						$(54,507)	$(46,292)

Finance costs						(48,730)	(44,733)

Other						274	(2,191)

Income tax						9,066	(5,380)

Total corporate						$(93,897)	$(98,596)	$543,901

Consolidated						$86,138	$501,620	$6,278,007

1)	See Note 11 for more information.
2)	Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests as well as the non-operating Stobie and Victor gold interests.
3)
Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests are comprised of the operating 777 and Minto gold interests and the non-operating
Rosemont gold interest. The Minto mine was placed into care and maintenance from October 2018 to October 2019.

4)
Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests are comprised of the operating Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Aljustrel, Neves-Corvo, Minto, and 777 silver interests, the non-operating
Keno Hill, Loma de La Plata, Pascua-Lama and Rosemont silver interests. The Minto mine was placed into care and maintenance from October 2018 to October 2019.

5)	As it relates to mine operator concentration risk:
a.
The counterparty obligations under the Salobo, Sudbury and Voisey’s Bay PMPAs are guaranteed by the parent company Vale. Total revenues relative to Vale during the year ended December 31, 2019 were 47% of the Company’s total revenue.

b.
The counterparty obligations under the Antamina PMPA and the Yauliyacu PMPA (which is included as part of Other silver interests) are guaranteed by the parent company Glencore plc (“Glencore”) and its subsidiary. Total revenues relative to Glencore during the year ended December 31, 2019 were 12% of the Company’s total revenue.

c.
The counterparty obligations under the Constancia PMPA and the 777 PMPA (which is included as part of Other gold and silver interests) are guaranteed by the parent company Hudbay Minerals Inc. (“Hudbay”). Total revenues relative to Hudbay during the year ended December 31, 2019 were 11% of the Company’s total revenue.

Should any of these mine operators become unable or unwilling to fulfill their obligations under their agreements with the Company, there could be a material adverse impact on the Company including, but not limited to, the Company’s revenue, net income and cash flows from operations.

Schedule of Company's Geographical Information
The Company’s geographical information, which is based on the location of the mining operations to which the mineral stream interests relate, are summarized in the tables below:

			Carrying Amount at December 31, 2020

(in thousands)	Sales: Year Ended Dec 31, 2020		Gold Interests	Silver Interests	Palladium Interests	Cobalt Interests	Total

North America

Canada	$94,239	9%	$328,543	$28,412	$-	$227,510	$584,465	10%

United States	66,125	6%	224,310	566	241,389	-	466,265	8%

Mexico	220,768	20%	182,201	351,974	-	-	534,175	10%

Europe

Greece	11,488	1%	-	-	-	-	-	0%

Portugal	33,460	3%	-	20,261	-	-	20,261	0%

Sweden	34,486	3%	-	32,956	-	-	32,956	1%

South America

Argentina/Chile 1	-	0%	-	264,402	-	-	264,402	5%

Brazil	450,166	41%	2,509,344	-	-	-	2,509,344	46%

Peru	185,492	17%	105,569	970,614	-	-	1,076,183	20%

Colombia	-	0%	-	340	-	-	340	0%

Consolidated	$1,096,224	100%	$3,349,967	$1,669,525	$241,389	$227,510	$5,488,391	100%

1)	Includes the Pascua-Lama project, which straddles the border of Argentina and Chile.

			Carrying Amount at December 31, 2019
(in thousands)	Sales: Year Ended Dec 31, 2019		Gold Interests	Silver Interests	Palladium Interests	Cobalt Interests	Total

North America

Canada	$74,307	9%	$357,212	$32,124	$-	$227,510	$616,846	11%

United States	49,189	6%	229,994	566	249,969	-	480,529	8%

Mexico	139,275	16%	194,365	376,020	-	-	570,385	10%

Europe

Greece	9,339	1%	-	1,990	-	-	1,990	0%

Portugal	28,012	3%	-	21,355	-	-	21,355	0%

Sweden	25,250	3%	-	35,059	-	-	35,059	1%

South America

Argentina/Chile 1	-	0%	-	264,403	-	-	264,403	5%

Brazil	365,448	42%	2,605,258	-	-	-	2,605,258	45%

Peru	170,512	20%	110,406	1,027,875	-	-	1,138,281	20%

Consolidated	$861,332	100%	$3,497,235	$1,759,392	$249,969	$227,510	$5,734,106	100%

1)	Includes the Pascua-Lama project, which straddles the border of Argentina and Chile.